Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Net sales	$ 837,926	$ 600,827	$ 1,668,149	$ 1,185,335
Net sales to related parties		15,163		37,062
Transitional sales fees		0		1,837
Total net sales	837,926	615,990	1,668,149	1,224,234
Cost of sales	552,666	391,777	1,109,675	781,478
Gross profit	285,260	224,213	558,474	442,756
Operating expenses:
Selling, distribution, and marketing	156,910	138,346	304,301	264,284
General and administrative	61,630	43,913	133,916	94,525
Reversal Of Asset Disposal And Exit Costs	(55)		(703)	0
Total operating expenses	218,485	182,259	437,514	358,809
Operating income (expense)	66,775	41,954	120,960	83,947
Other expense (income):
Interest expense	7,512	4,737	13,234	9,461
Other expense (income), net	3,548	(8,173)	4,356	(8,393)
Total other expense (income)	11,060	(3,436)	17,590	1,068
Income (Loss) from Continuing Operations, Before Loss in Investment in Unconsolidated Entity	34,949	31,209	67,309	55,207
Income from continuing operations before income taxes	55,715	45,390	103,370	82,879
Investment Income, Net	(542)	0	(542)	0
Income tax expense (benefit)	20,766	14,181	36,061	27,672
Income from continuing operations		31,209
Net income		31,209
Net income (loss)	$ 34,407	$ 31,209	$ 66,767	$ 55,207
Average common shares:
Basic	173,966,917	173,005,352	173,796,646	173,002,691
Diluted	177,589,222	173,909,653	177,200,630	173,567,934
Basic earnings per common share:
Net income attributable to The WhiteWave Foods Company	$ 0.20	$ 0.18	$ 0.38	$ 0.32
Diluted earnings per common share
Net income attributable to The WhiteWave Foods Company	$ 0.19	$ 0.18	$ 0.38	$ 0.32